Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of detailed information about change in equity [Table Text Block]

	Attributed to shareholders	Attributed to non-controlling interest	Total equity

Equity at 01.01.2023	4,233	2,240	6,473
Consolidated profit/(loss) for the year	341	170	511
Impact on hedge reserves	3	3	6
Currency translation differences	(83)	(42)	(125)
Income and expenses recognized directly in equity	(80)	(39)	(119)
Amounts transferred to the income statement	8	—	8
TOTAL RECOGNIZED INCOME AND EXPENSES	269	131	400
Cash dividend	(136)	—	(136)
Other dividends	—	(379)	(379)
Treasury shares purchases	(114)	—	(114)
SHAREHOLDER DISTRIBUTIONS	(250)	(379)	(629)
Share capital increases/reductions	—	117	117
Share-based remuneration scheme	12	—	12
Other treasury shares repurchase	—	—	—
Other movements	15	2	17
OTHER TRANSACTIONS	27	119	146
Hybrid bond	(513)	—	(513)
Scope changes	—	2	2
Equity at 12.31.2023	3,766	2,113	5,879
Consolidated profit/(loss) for the year	3,239	251	3,490
Impact on hedge reserves	125	4	129
Currency translation differences	33	106	139
Income and expenses recognized directly in equity	158	110	268
Amounts transferred to the income statement	(15)	—	(15)
TOTAL RECOGNIZED INCOME AND EXPENSES	3,382	361	3,743
Cash dividend	(130)	—	(130)
Other dividends	—	(446)	(446)
Treasury shares purchases	(701)	—	(701)
SHAREHOLDER DISTRIBUTIONS	(831)	(446)	(1,277)
Share capital increases/reductions	—	22	22
Share-based remuneration scheme	13	—	13
Other treasury shares repurchase	(272)	—	(272)
Other movements	17	(5)	12
OTHER TRANSACTIONS	(242)	17	(225)
Equity at 12.31.2024	6,075	2,045	8,120

Disclosure of issued capital [text block]

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2024	740,688,365	7,406,884
Scrip dividend	12,122,194	121,222
Share capital reduction	(23,250,608)	(232,506)
CLOSING SHARES 12.31.2024	729,559,951	7,295,600

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2023	727,443,261	7,274,433
Scrip dividend	13,245,104	132,451
Share capital reduction	—	—
CLOSING SHARES 12.31.2023	740,688,365	7,406,884

Disclosure of treasury shares [text block]

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2023			4,759,310
Share capital reduction	19,586,744	(23,250,608)	(3,663,864)
Remuneration schemes	—	(511,587)	(511,587)
Other treasury shares repurchase	7,169,540	—	7,169,540
Balance at 12.31.2024	26,756,284	(23,762,195)	7,753,399

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2022			1,168,290
Share capital reduction	3,900,000	—	3,900,000
Remuneration schemes	—	(308,980)	(308,980)
Balance at 12.31.2023	3,900,000	(308,980)	4,759,310

Disclosure of distribution of ferrovial individual profit loss [Table Text Block]

Million EUR	2024
Profit/(loss) of Ferrovial SE. (individual company)	3,270
Distribution (million euros):
Other reserves	3,270

Disclosure of non group companies with significant ownership interests in subsidiaries [Table Text Block]

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
TOLL ROADS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
TOLL ROADS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group

Disclosure of most significant group companies in which other shareholders own interest [Table Text Block]

2024	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET CASH POSITION	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	573	138	436	8	25
LBJ Infrastructure Group Holding LLC	2,197	2,462	(265)	(1,959)	33
NTE Mobility Partners Holding LLC	2,128	2,117	11	(1,285)	101
NTE Mobility Partners SEG 3 Holding LLC	2,129	1,857	272	(1,581)	70
I-77 Mobility Partners, LLC	708	688	20	(450)	23
I-66 Mobility Partners, LLC	6,276	2,676	3,600	(1,672)	(4)
Budimex	1,907	1,565	342	726	74
Dalaman	717	428	289	(61)	35

2023	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET CASH POSITION	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	590	196	394	18	27
LBJ Infrastructure Group Holding LLC	2,084	2,296	(212)	(1,828)	24
NTE Mobility Partners Holding LLC	1,967	1,954	13	(1,144)	102
NTE Mobility Partners SEG 3 Holding LLC	2,019	1,735	284	(1,471)	48
I-77 Mobility Partners, LLC	775	509	266	(183)	31
I-66 Mobility Partners, LLC	6,108	2,567	3,542	(1,469)	(20)
Budimex	2,029	1,616	413	874	80
Dalaman	710	478	232	(86)	(10)

Disclosure of movements equity attributable to non controlling interests [Table Text Block]

Company (Million euro)	Balance at 12.31.2023	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2024
Autopista Terrassa-Manresa, S.A.	93	8	2	—	—	—	—	103
LBJ Infrastructure Group Holding LLC	(96)	28	—	(7)	(45)	—	—	(120)
NTE Mobility Partners Holding LLC	5	59	—	—	(61)	—	1	4
NTE Mobility Partners Segments 3 LLC	131	60	2	8	(75)	—	—	126
I-77 Mobility Partners, LLC	74	9	—	2	(79)	—	(1)	5
I-66 Mobility Partners, LLC	1,571	(3)	—	101	(70)	—	(4)	1,595
FAM Construction LLC (I-66)	—	(9)	—	2	—	22	(1)	14
Budimex	234	77	—	—	(111)	—	(4)	196
Dalaman	86	24	(1)	—	—	—	—	109
Others	15	(2)	1	—	(5)	—	4	13
TOTAL	2,113	251	4	106	(446)	22	(5)	2,045

Company (Million euro)	Balance at 12.31.2022	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2023
Autopista Terrassa-Manresa, S.A.	94	8	4	—	(13)	—	—	93
LBJ Infrastructure Group Holding LLC	(89)	20	—	3	(31)	—	—	(96)
NTE Mobility Partners Holding LLC	9	60	—	—	(64)	—	—	5
NTE Mobility Partners Segments 3 LLC	282	41	—	(6)	(216)	30	—	131
I-77 Mobility Partners, LLC	64	12	—	(2)	—	—	—	74
I-66 Mobility Partners, LLC	1,610	(16)	—	(49)	—	26	—	1,571
FAM Construction LLC (I-66)	(28)	(34)	—	—	—	60	—	—
Budimex	192	83	—	13	(54)	—	—	234
Dalaman	94	(7)	(2)	—	—	—	1	86
Others	11	2	—	(1)	(1)	—	3	15
TOTAL	2,240	170	3	(42)	(379)	117	4	2,113